Consolidated statement of financial position - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Non-current assets
Property and equipment	$ 219,796	$ 281,312
Intangible assets	939,055	684,441
Right-of-use assets	978,452	1,110,717
Deferred tax assets	5,309,288	5,486,804
Total non current assets	7,446,591	7,563,274
Current assets
Trade and other receivables	7,844,681	6,256,738
Prepaid expenses and other current assets	2,041,556	1,806,567
Cash and cash equivalents	2,089,313	4,414,456
Total current assets	11,975,550	12,477,761
Total assets	19,422,141	20,041,035
EQUITY
Share capital	24,910	24,910
Share premium	354,179,329	354,179,329
Employee share scheme reserve	730,488	661,495
Foreign currency translation reserve	(16,505,273)	(16,247,136)
Reserve of disposal groups classified as held for sale	2,369,537	2,294,456
Other reserves	3,534,927	3,534,927
Accumulated losses	(339,052,501)	(338,532,319)
Equity attributable to equity holders of the Parent Company	5,281,417	5,915,662
Non-controlling interests	(2,970,273)	(2,970,273)
Total (deficit)/equity	2,311,144	2,945,389
Non-current liabilities
Provision for employees' end of service benefits	180,279	145,681
Derivative warrant liabilities	223,994	400,806
Accounts payable, accruals and other payables		16,867
Lease liabilities	896,344	1,002,733
Total non current liabilities	1,300,617	1,566,087
Current liabilities
Deferred purchase price	701,596	694,134
Accounts payable, accruals and other payables	8,978,726	8,710,335
Current tax liabilities	1,921,317	1,640,682
Lease liabilities	278,653	479,240
Total current liabilities	11,880,292	11,524,391
Liabilities directly associated with assets classified as held for sale	3,930,088	4,005,168
Total liabilities	17,110,997	17,095,646
Total equity and liabilities	$ 19,422,141	$ 20,041,035